Commitments and Contingencies - Summary of Commitments to Purchase Mineral Stream (Parenthetical) (Detail) lb in Millions	12 Months Ended
	Dec. 31, 2022 Agreement oz lb	Feb. 08, 2022 UNIT_OZ	Jan. 26, 2022 UNIT_OZ $ / oz	Jan. 17, 2022 UNIT_OZ	Dec. 13, 2021 oz	Mar. 24, 2021	Nov. 05, 2020
Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Maximum percentage of copper included in concentrate	15.00%
Constancia no 777 [member]
Disclosure of contractual obligations and commitments [line items]
Initial term of contract	40 years
Gold interests [member] | Minto PMPA Agreement Amendment [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as percentage of the spot price of gold delivered before price reduction	90.00%
Production payment as a percentage of spot price of gold	65.00%
Per ounce cash payment as a percentage of spot price of gold to be paid during contract restructuring	90.00%
Gold interests [member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Cumulative gold ounces to be delivered before reduction in stream percentage	150,000
Gold interests [member] | Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased after stream percentage reduction	67.00%
Gold [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	25.00%
Percentage of silver production to be Converted to gold and purchased	25.00%
Gold to silver price ratio minimum limit for revisiting stated exchange rate	70
Exchange ratio to be fixed when price ratio reach minimum limit for six months	50
Exchange ratio to be fixed when price ratio reach maximum limit for six months	90
Gold to silver exchange ratio, description	fixed gold to silver exchange ratio is 70:1.
Gold [member] | San Dimas [member] | Bottom of range [member]
Disclosure of contractual obligations and commitments [line items]
Gold to silver price ratio minimum limit for revisiting stated exchange ratio	50
Gold [member] | San Dimas [member] | Top of range [member]
Disclosure of contractual obligations and commitments [line items]
Gold to silver price ratio maximum limit for revisiting stated exchange rate	90
Gold [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Gold [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Gold [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Gold [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Number of ounces to be delivered before sharing mechanism applies	30,000
Attributable Payable Production to be Purchased there after	50.00%
Gold [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	25.00%
Attributable Payable Production to be Purchased after stream percentage reduction	16.67%
Gold [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	10.50%						6.50%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%
Percentage of metal production at the mine which WPM is entitled to after step down	5.25%
Cumulative gold equivalent ounces to be produced before reduction in stream percentage	310
Gold [member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Gold [member] | Blackwater [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	8.00%				8.00%
Attributable Payable Production to be Purchased after stream percentage reduction	4.00%				4.00%
Cumulative gold ounces to be delivered before reduction in stream percentage	279,908
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL					35.00%
Gold [member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%		100.00%
Attributable Payable Production to be Purchased after stream percentage reduction	67.00%		67.00%
Number of ounces to be delivered before first step down in entitlement percentage | UNIT_OZ			150,000
Gold [member] | Fenix [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	6.00%
Number of ounces to be delivered before first step down in entitlement percentage	90,000
Percentage of production to be purchased after first step down	4.00%
Number of ounces to be delivered before second step down in entitlement percentage	140,000
Percentage of production to be purchased after second step down	3.50%
Gold [member] | Curipamba [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	50.00%			50.00%
Attributable Payable Production to be Purchased after stream percentage reduction	33.00%			33.00%
Cumulative gold ounces to be delivered before reduction in stream percentage	145,000
Number of ounces to be delivered before first step down in entitlement percentage | UNIT_OZ				145,000
Gold [member] | Goose [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	4.15%	4.15%
Number of ounces to be delivered before first step down in entitlement percentage	130,000	130,000
Percentage of production to be purchased after first step down	2.15%	2.15%
Number of ounces to be delivered before second step down in entitlement percentage	200,000	200,000
Percentage of production to be purchased after second step down	1.50%	1.50%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL		22.00%
Gold [member] | Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%					100.00%
Attributable Payable Production to be Purchased after stream percentage reduction						67.00%
Cumulative gold ounces to be delivered before reduction in stream percentage	285,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL						22.00%
Gold [member] | Constancia PMPA [Member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term | Agreement	550
Silver [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Silver [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Silver [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Silver [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Silver [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Silver [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Attributable Payable Production to be Purchased after stream percentage reduction	66.67%
Cumulative gold equivalent ounces to be produced before reduction in stream percentage	90,000,000
Silver [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Number of ounces to be delivered before first step down in entitlement percentage	2,150,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%
Percentage of metal production at the mine which WPM is entitled to after step down	50.00%
Silver [member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	50.00%
Number of ounces to be delivered before first step down in entitlement percentage	10,000,000
Percentage of metal production at the mine which WPM is entitled to after step down	33.00%
Silver [member] | Blackwater [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	50.00%				50.00%
Attributable Payable Production to be Purchased after stream percentage reduction	33.00%
Cumulative silver ounces to be delivered before reduction in stream percentage	17,800,000
Number of ounces to be delivered before first step down in entitlement percentage					17,800,000
Silver [member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Silver [member] | Fenix [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Silver [member] | Curipamba [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	75.00%			75.00%
Attributable Payable Production to be Purchased after stream percentage reduction	50.00%
Cumulative silver ounces to be delivered before reduction in stream percentage	4,600,000
Number of ounces to be delivered before first step down in entitlement percentage | UNIT_OZ				4,600,000
Silver [member] | Goose [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Silver [member] | Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Silver [member] | Constancia PMPA [Member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term | Agreement	9.9
Palladium [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	4.50%
Number of ounces to be delivered before first step down in entitlement percentage	375,000
Percentage of production to be purchased after first step down	2.25%
Number of ounces to be delivered before second step down in entitlement percentage | Agreement	550,000
Percentage of production to be purchased after second step down	1.00%
Palladium [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Blackwater [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Fenix [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Curipamba [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Goose [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	42.40%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%
Cobalt pounds to be delivered before entitlement step down takes effect | lb	31
Percentage of metal production at the mine which WPM is entitled to after step down	21.20%
Cobalt [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Blackwater [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Fenix [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Curipamba [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Goose [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Gold and palladium [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%
Platinum [Member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Blackwater [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	22.00%		22.00%
Attributable Payable Production to be Purchased after stream percentage reduction	15.00%		15.00%
Number of ounces to be delivered before first step down in entitlement percentage | $ / oz			120,000
Cumulative Platinum Ounces To Be Delivered Before Reduction In Stream Percentage	120,000
Platinum [Member] | Fenix [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Curipamba [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Goose [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Platinum [Member] | Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%